Shareholder Report, Average Annual Return (Details)	1 Months Ended	4 Months Ended	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000254756
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LT Large Core ETF
C000254757
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LT Large Growth ETF
C000254758
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Special Large Value ETF
Without Sales Load [Member] | C000254756
Average Annual Return [Line Items]
Average Annual Return, Percent	2.50%
Without Sales Load [Member] | C000254757
Average Annual Return [Line Items]
Average Annual Return, Percent		17.78%
Without Sales Load [Member] | C000254758
Average Annual Return [Line Items]
Average Annual Return, Percent		5.95%
ALLSPRING Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	1.81%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		11.23%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		11.23%
ALLSPRING Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		18.73%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent		3.69%